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                                 RBC FUNDS, INC.
                                 ---------------

                       SUPPLEMENT DATED DECEMBER 20, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 30, 2001

                         FOR THE CLASS A AND B SHARES OF
                            RBC LARGE CAP EQUITY FUND
                             RBC MID CAP EQUITY FUND
                            RBC SMALL CAP EQUITY FUND
                           RBC GOVERNMENT INCOME FUND
                             RBC QUALITY INCOME FUND
                        RBC NORTH CAROLINA TAX-FREE FUND
                                 (EACH A "FUND")

This Supplement is provided to update, and should be read in conjunction with, the information provided in each Fund's Prospectus and Statement of Additional Information. Please retain this Supplement for future reference.



Effective February 18, 2002, qualified investors may exchange Class A shares for Class I shares (not covered in this prospectus). Please see the Class I Shares prospectus to determine which investors are qualified.